Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories [Abstract]
Raw Materials	$ 335.2	$ 299.3
Work in Process	129.3	101.0
Finished Goods	865.6	752.7
Inventories	1,330.1	1,153.0
LIFO Method Inventories [Abstract]
Value of inventories maintained using the LIFO method	181.5	170.7
Excess of estimated replacement cost over stated LIFO value	22.5	18.9
Reduction in cost of revenues as a result of liquidation of LIFO inventories	$ 0.2	$ 0.9	$ 0.2